CERTIFICATION

         Pursuant to Rule 497(j) of the Securities Act of 1933, Neuberger Berman Equity Funds (1933 Act File No. 002-11357; 1940 Act File No. 811-00582)
("Registrant") hereby certifies (a) that the form of the prospectuses used with respect to Neuberger Berman Century Fund, Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman Guardian Fund, Neuberger Berman International Fund, Neuberger Berman Manhattan Fund, Neuberger Berman Millennium Fund, Neuberger Berman Partners Fund, Neuberger Berman Regency Fund, Neuberger Berman Socially Responsive Fund, and Neuberger Berman Technology Fund, each a series of the Registrant, does not differ from that contained in Post-Effective Amendment No. 92 ("Amendment No. 92") to the Registrant's Registration Statement and (b) that Amendment No. 92 was filed electronically.





Dated:   December 21, 2000                  By: /s/ Claudia A. Brandon
                                               -----------------------
                                                Claudia A. Brandon
                                                Secretary